CONSOLIDATED BALANCE SHEET (UNAUDITED) - GBP (£) £ in Millions	Jun. 30, 2022		Dec. 31, 2021
Assets
Cash and balances at central banks	£ 86,717		£ 76,420
Items in the course of collection from banks	205		147
Financial assets at fair value through profit or loss	179,445		206,771
Derivative financial instruments	29,734		22,051
Loans and advances to banks	7,843		7,001
Loans and advances to customers	456,095		448,567
Reverse repurchase agreements	56,516		54,753
Debt securities	8,980		6,835
Financial assets at amortised cost	529,434		517,156
Financial assets at fair value through other comprehensive income	24,329		28,137
Investments in joint ventures and associates	351		352
Goodwill	2,629		2,320
Value of in-force business	5,189		5,514
Other intangible assets	4,399		4,196
Current tax recoverable	647		363
Deferred tax assets	3,781		3,118
Retirement benefit assets	5,473		4,531
Other assets	18,075		15,449
Total assets	890,408		886,525
Liabilities
Deposits from banks	7,470		7,647
Customer deposits	478,213		476,344
Repurchase agreements at amortised cost	48,175		31,125
Items in course of transmission to banks	369		316
Financial liabilities at fair value through profit or loss	19,735		23,123
Derivative financial instruments	26,531		18,060
Notes in circulation	1,269		1,321
Debt securities in issue	74,284		71,552
Liabilities arising from insurance contracts and participating investment contracts	108,613		123,423
Liabilities arising from non-participating investment contracts	40,542		45,040
Other liabilities	22,049		19,947
Retirement benefit obligations	187		230
Current tax liabilities	6		6
Deferred tax liabilities	164		39
Other provisions	1,953		2,092
Subordinated liabilities	10,773		13,108
Total liabilities	840,333		833,373
Equity
Share capital	6,904		7,102
Share premium account	18,494		18,479
Other reserves	8,779		11,189
Retained profits	10,194		10,241
Ordinary shareholders’ equity	44,371		47,011
Other equity instruments	5,485		5,906
Total equity excluding non-controlling interests	49,856		52,917
Non-controlling interests	219		235
Total equity	50,075	[1]	53,152	[2]
Total equity and liabilities	£ 890,408		£ 886,525

[1]	Total equity attributable to owners of the parent was £49,856 million.
[2]	Total equity attributable to owners of the parent was £52,917 million.